Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Utility Inventory

($ millions)	2025	2024
Materials and supplies	516	548
Gas and fuel in storage	58	65
Coal inventory	75	72
	649	685